AST BLACKROCK LOW DURATION BOND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.5%
Asset-Backed Securities — 21.8%
Automobiles — 8.3%
AmeriCredit Automobile Receivables Trust,
Series 2018-01, Class A3
3.070%	12/19/22	1,171	$ 1,172,513
Chesapeake Funding II LLC (Canada),
Series 2019-01A, Class B, 144A
3.110%	04/15/31	400	398,703
Series 2019-01A, Class C, 144A
3.360%	04/15/31	380	379,237
Credit Acceptance Auto Loan Trust,
Series 2018-01A, Class A, 144A
3.010%	02/16/27	1,974	1,974,746
Series 2018-03A, Class A, 144A
3.550%	08/15/27	1,830	1,842,898
Series 2019-01A, Class A, 144A
3.330%	02/15/28	2,230	2,213,245
Series 2019-03A, Class A, 144A
2.380%	11/15/28	930	899,664
Series 2020-01A, Class A, 144A
2.010%	02/15/29	1,640	1,521,346
Drive Auto Receivables Trust,
Series 2019-02, Class A3
3.040%	03/15/23	1,340	1,343,624
Series 2019-04, Class A3
2.160%	05/15/23	560	559,716
Series 2020-01, Class A3
2.020%	11/15/23	620	615,589
Enterprise Fleet Financing LLC,
Series 2017-01, Class A2, 144A
2.130%	07/20/22	13	12,729
Series 2017-01, Class A3, 144A
2.600%	07/20/22	550	548,423
Series 2017-03, Class A2, 144A
2.130%	05/22/23	488	485,973
Series 2019-02, Class A3, 144A
2.380%	02/20/25	1,060	1,050,844
Ford Credit Auto Lease Trust,
Series 2019-A, Class A2A
2.840%	09/15/21	887	887,479
Ford Credit Floorplan Master Owner Trust,
Series 2015-05, Class A
2.390%	08/15/22	2,235	2,221,031
Series 2019-02, Class A
3.060%	04/15/26	2,455	2,363,401
Series 2019-04, Class A
2.440%	09/15/26	2,920	2,920,472
GMF Floorplan Owner Revolving Trust,
Series 2019-01, Class A, 144A
2.700%	04/15/24	1,430	1,424,030
Harley-Davidson Motorcycle Trust,
Series 2020-A, Class A3
1.870%	10/15/24	1,100	1,075,154
Hyundai Auto Lease Securitization Trust,
Series 2019-A, Class A2, 144A
2.920%	07/15/21	740	738,031
Mercedes-Benz Master Owner Trust,
Series 2019-BA, Class A, 144A
2.610%	05/15/24	2,210	2,196,348
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Automobiles (cont’d.)
Nissan Master Owner Trust Receivables,
Series 2017-C, Class A, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.000%)
1.025%(c)	10/17/22	3,100	$ 3,045,403
Series 2019-A, Class A, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.000%)
1.265%(c)	02/15/24	2,190	2,102,743
OneMain Direct Auto Receivables Trust,
Series 2018-01A, Class A, 144A
3.430%	12/16/24	2,585	2,572,785
Westlake Automobile Receivables Trust,
Series 2019-03A, Class A2, 144A
2.150%	02/15/23	610	603,603
Wheels SPV 2 LLC,
Series 2017-01A, Class A2, 144A
1.880%	04/20/26	2	2,454
			37,172,184
Collateralized Loan Obligations — 4.9%
Adams Mill CLO Ltd. (Cayman Islands),
Series 2014-01A, Class A2R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 0.000%)
2.931%(c)	07/15/26	1,226	1,219,337
ALM Ltd.,
Series 2015-17A, Class A1AR, 144A, 3 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
2.761%(c)	01/15/28	3,250	3,052,398
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2014-04RA, Class A, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
2.845%(c)	01/28/31	2,000	1,890,400
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2013-IIA, Class A2R, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 0.000%)
3.581%(c)	07/15/29	600	549,014
Series 2018-05BA, Class A1A, 144A, 3 Month LIBOR + 1.090% (Cap N/A, Floor 0.000%)
2.909%(c)	04/20/31	250	231,972
BSPRT Issuer Ltd. (Cayman Islands),
Series 2018-FL03, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
1.755%(c)	03/15/28	924	868,038
CIFC Funding Ltd. (Cayman Islands),
Series 2014-04RA, Class A1A, 144A, 3 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
2.966%(c)	10/17/30	580	550,366
Series 2017-01A, Class AR, 144A, 3 Month LIBOR + 1.010% (Cap N/A, Floor 1.010%)
2.829%(c)	04/23/29	1,250	1,198,517
Goldentree Loan Opportunities Ltd.,
Series 2015-10A, Class AR, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 0.000%)
2.939%(c)	07/20/31	325	301,744
Series 2015-11A, Class AR2, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.889%(c)	01/18/31	260	241,952
A1

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Halcyon Loan Advisors Funding Ltd. (Cayman Islands),
Series 2015-02A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
2.874%(c)	07/25/27	1,128	$ 1,092,762
KKR CLO Ltd. (Cayman Islands),
Series 16, Class A2R, 144A, 3 Month LIBOR + 1.800% (Cap N/A, Floor 1.800%)
3.619%(c)	01/20/29	810	701,759
LoanCore Issuer Ltd. (Cayman Islands),
Series 2018-CRE01, Class A, 144A, 1 Month LIBOR + 1.130% (Cap N/A, Floor 1.130%)
1.835%(c)	05/15/28	1,430	1,345,210
Neuberger Berman CLO Ltd. (Cayman Islands),
Series 2015-20A, Class AR, 144A, 3 Month LIBOR + 0.800% (Cap N/A, Floor 0.000%)
2.631%(c)	01/15/28	825	776,672
Series 2017-16SA, Class A, 144A, 3 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
2.681%(c)	01/15/28	2,455	2,399,739
OFSI Fund Ltd. (Cayman Islands),
Series 2014-06A, Class BR, 144A, 3 Month LIBOR + 1.500% (Cap N/A, Floor 0.000%)
3.331%(c)	03/20/25	490	412,097
Symphony CLO Ltd. (Cayman Islands),
Series 2016-18A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 0.000%)
2.956%(c)	01/23/28	1,750	1,669,083
Thacher Park CLO Ltd. (Cayman Islands),
Series 2014-01A, Class CR, 144A, 3 Month LIBOR + 2.200% (Cap N/A, Floor 0.000%)
4.019%(c)	10/20/26	570	475,716
Treman Park CLO Ltd. (Cayman Islands),
Series 2015-01A, Class ARR, 144A, 3 Month LIBOR + 1.070% (Cap N/A, Floor 1.070%)
2.889%(c)	10/20/28	3,250	3,120,704
			22,097,480
Consumer Loans — 2.8%
Lendmark Funding Trust,
Series 2018-01A, Class A, 144A
3.810%	12/21/26	2,190	2,059,404
Series 2019-02A, Class A, 144A
2.780%	04/20/28	420	365,338
Mariner Finance Issuance Trust,
Series 2019-AA, Class A, 144A
2.960%	07/20/32	518	436,481
OneMain Financial Issuance Trust,
Series 2018-01A, Class A, 144A
3.300%	03/14/29	405	403,785
PFS Financing Corp.,
Series 2018-B, Class A, 144A
2.890%	02/15/23	1,060	1,053,413
Series 2018-D, Class A, 144A
3.190%	04/17/23	2,580	2,566,733
Series 2019-A, Class A1, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
1.255%(c)	04/15/24	660	626,882
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Consumer Loans (cont’d.)
Series 2019-A, Class A2, 144A
2.860%	04/15/24	840	$ 825,430
Series 2019-B, Class A, 144A, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.000%)
1.255%(c)	09/15/23	1,130	1,087,182
Regional Management Issuance Trust,
Series 2019-01, Class A, 144A
3.050%	11/15/28	400	343,525
Republic FInance Issuance Trust,
Series 2019-A, Class A, 144A
3.430%	11/22/27	1,000	871,811
Springleaf Funding Trust,
Series 2015-BA, Class A, 144A
3.480%	05/15/28	1,290	1,249,771
Series 2017-AA, Class A, 144A
2.680%	07/15/30	885	847,922
			12,737,677
Credit Cards — 0.1%
American Express Credit Account Master Trust,
Series 2017-07, Class A
2.350%	05/15/25	690	700,846
Equipment — 0.2%
Transportation Finance Equipment Trust,
Series 2019-01, Class A3, 144A
1.850%	04/24/23	1,000	983,261
Home Equity Loans — 0.0%
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2002-HE01, Class A2, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.370%)
1.687%(c)	08/25/32	90	76,218
Renaissance Home Equity Loan Trust,
Series 2004-03, Class AV2A, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
1.307%(c)	11/25/34	91	73,040
			149,258
Other — 0.5%
Marathon CRE Ltd. (Cayman Islands),
Series 2018-FL01, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.855%(c)	06/15/28	660	624,119
Mill City Solar Loan Ltd.,
Series 2019-02GS, Class A, 144A
3.690%	07/20/43	758	716,781
Mosaic Solar Loan Trust,
Series 2019-02A, Class A, 144A
2.880%	09/20/40	90	86,869
Sesac Finance LLC,
Series 2019-01, Class A2, 144A
5.216%	07/25/49	149	140,192
Verizon Owner Trust,
Series 2020-A, Class A1A
1.850%	07/22/24	670	653,593
			2,221,554

A2

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities — 0.6%
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.067%(c)	07/25/37	482	$ 276,763
Mill City Mortgage Loan Trust,
Series 2016-01, Class A1, 144A
2.500%(cc)	04/25/57	1,359	1,347,392
Towd Point Mortgage Trust,
Series 2016-03, Class A1, 144A
2.250%(cc)	04/25/56	893	883,230
			2,507,385
Student Loans — 4.4%
EDvestinU Private Education Loan Issue No 1 LLC,
Series 2019-A, Class A, 144A
3.580%(cc)	11/25/38	713	735,386
Navient Private Education Loan Trust,
Series 2014-AA, Class A2A, 144A
2.740%	02/15/29	832	840,200
Series 2015-AA, Class A2A, 144A
2.650%	12/15/28	882	887,979
Series 2015-AA, Class A2B, 144A, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
1.905%(c)	12/15/28	399	396,973
Navient Private Education Refi Loan Trust,
Series 2019-A, Class A1, 144A
3.030%	01/15/43	228	227,961
Series 2019-EA, Class A2B, 144A, 1 Month LIBOR + 0.920% (Cap N/A, Floor 0.920%)
1.625%(c)	05/15/68	1,180	1,140,513
Series 2019-FA, Class A1, 144A
2.180%	08/15/68	995	993,727
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.900% (Cap N/A, Floor 1.350%)
1.605%(c)	11/15/68	130	124,521
Series 2020-BA, Class A1, 144A
1.800%	01/15/69	2,380	2,371,973
Navient Student Loan Trust,
Series 2018-EA, Class A2, 144A
4.000%	12/15/59	310	320,716
SLC Student Loan Trust,
Series 2006-02, Class A5, 3 Month LIBOR + 0.100% (Cap N/A, Floor 0.000%)
0.841%(c)	09/15/26	420	418,471
SLM Private Credit Student Loan Trust,
Series 2004-A, Class A3, 3 Month LIBOR + 0.400% (Cap N/A, Floor 0.400%)
1.141%(c)	06/15/33	2,933	2,883,641
Series 2007-A, Class A4A, 3 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
0.981%(c)	12/16/41	498	438,717
SLM Student Loan Trust,
Series 2005-03, Class A5, 3 Month LIBOR + 0.090% (Cap N/A, Floor 0.090%)
1.884%(c)	10/25/24	91	90,740
SMB Private Education Loan Trust,
Series 2016-A, Class A2A, 144A
2.700%	05/15/31	798	801,009
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Student Loans (cont’d.)
Series 2018-A, Class A2A, 144A
3.500%	02/15/36	2,490	$ 2,599,982
Series 2018-B, Class A2B, 144A, 1 Month LIBOR + 0.720% (Cap N/A, Floor 0.000%)
1.425%(c)	01/15/37	1,409	1,281,972
Series 2020-A, Class A2B, 144A, 1 Month LIBOR + 0.830% (Cap N/A, Floor 0.000%)
2.510%(c)	09/15/37	100	94,169
SoFi Professional Loan Program LLC,
Series 2016-A, Class A2, 144A
2.760%	12/26/36	422	425,625
Series 2016-C, Class A2B, 144A
2.360%	12/27/32	267	268,060
Series 2016-D, Class A2B, 144A
2.340%	04/25/33	263	263,712
Series 2018-A, Class A2B, 144A
2.950%	02/25/42	890	868,709
SoFi Professional Loan Program Trust,
Series 2018-D, Class A1FX, 144A
3.120%	02/25/48	344	345,312
Series 2020-A, Class A2FX, 144A
2.540%	05/15/46	790	764,337
			19,584,405

Total Asset-Backed Securities (cost $100,966,647)			98,154,050
Commercial Mortgage-Backed Securities — 17.3%
280 Park Avenue Mortgage Trust,
Series 2017-280P, Class D, 144A, 1 Month LIBOR + 1.537% (Cap N/A, Floor 1.537%)
2.241%(c)	09/15/34	530	462,359
AOA Mortgage Trust,
Series 2015-1177, Class A, 144A
2.957%	12/13/29	3,334	3,311,186
Banc of America Commercial Mortgage Trust,
Series 2016-UB10, Class A2
2.723%	07/15/49	2,150	2,152,232
BANK,
Series 2019-BN18, Class A2
3.474%	05/15/62	975	1,017,550
BBCMS Trust,
Series 2013-TYSN, Class E, 144A
3.708%	09/05/32	355	343,355
Benchmark Mortgage Trust,
Series 2019-B15, Class A5
2.928%	12/15/72	1,501	1,553,327
BWAY Mortgage Trust,
Series 2013-1515, Class A1, 144A
2.809%	03/10/33	977	980,485
BX Commercial Mortgage Trust,
Series 2019-XL, Class D, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 1.450%)
2.155%(c)	10/15/36	1,228	1,098,615

A3

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2020-BXLP, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.505%(c)	12/15/36	1,391	$ 1,290,021
BX Trust,
Series 2019-OC11, Class A, 144A
3.202%	12/09/41	615	555,099
Cantor Commercial Real Estate Lending,
Series 2019-CF03, Class A4
3.006%	01/15/53	686	685,403
CD Mortgage Trust,
Series 2006-CD03, Class AM
5.648%	10/15/48	3,114	3,189,267
CGDBB Commercial Mortgage Trust,
Series 2017-BIOC, Class A, 144A, 1 Month LIBOR + 0.790% (Cap N/A, Floor 0.750%)
1.495%(c)	07/15/32	1,151	1,032,287
Commercial Mortgage Trust,
Series 2005-C06, Class F, 144A
5.730%(cc)	06/10/44	970	966,453
Series 2012-CR04, Class ASB
2.436%	10/15/45	785	787,379
Series 2013-CR08, Class A5
3.612%(cc)	06/10/46	905	939,255
Series 2013-CR10, Class ASB
3.795%	08/10/46	2,200	2,262,621
Series 2013-CR12, Class A4
4.046%	10/10/46	955	1,009,254
Series 2014-CR17, Class ASB
3.598%	05/10/47	2,628	2,699,270
Series 2014-UBS03, Class ASB
3.367%	06/10/47	1,842	1,878,016
Series 2014-UBS05, Class ASB
3.548%	09/10/47	712	730,391
Series 2015-CR22, Class A3
3.207%	03/10/48	2,340	2,373,905
Series 2015-CR23, Class A2
2.852%	05/10/48	992	991,002
Series 2015-CR24, Class ASB
3.445%	08/10/48	1,005	1,038,513
CSAIL Commercial Mortgage Trust,
Series 2015-C01, Class A4
3.505%	04/15/50	465	480,922
Series 2015-C01, Class ASB
3.351%	04/15/50	996	1,021,264
Series 2016-C06, Class XA, IO
1.897%(cc)	01/15/49	1,358	106,003
FHLMC Multifamily Structured Pass-Through Certificates,
Series KJ05, Class A2
2.158%	10/25/21	893	906,646
GRACE Mortgage Trust,
Series 2014-GRCE, Class A, 144A
3.369%	06/10/28	6,525	6,558,120
GS Mortgage Securities Trust,
Series 2012-GCJ07, Class A4
3.377%	05/10/45	2,131	2,151,358
Series 2012-GCJ09, Class A3
2.773%	11/10/45	1,934	1,959,833
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Commercial Mortgage-Backed Securities (continued)
Series 2013-GC14, Class A3
3.526%	08/10/46	39	$ 38,669
Series 2017-500K, Class A, 144A, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
1.405%(c)	07/15/32	2,227	2,089,271
Series 2019-GC38, Class A2
3.872%	02/10/52	678	715,349
Hawaii Hotel Trust,
Series 2019-MAUI, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
1.855%(c)	05/15/38	728	595,856
JPMBB Commercial Mortgage Securities Trust,
Series 2014-C22, Class XA, IO
0.835%(cc)	09/15/47	5,921	178,049
Series 2014-C23, Class ASB
3.657%	09/15/47	681	700,645
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2012-CBX, Class A4
3.483%	06/15/45	1,125	1,140,892
Series 2012-HSBC, Class D, 144A
4.524%(cc)	07/05/32	975	960,258
Series 2013-LC11, Class ASB
2.554%	04/15/46	1,743	1,748,832
Series 2018-WPT, Class AFX, 144A
4.248%	07/05/33	430	437,957
KNDL Mortgage Trust,
Series 2019-KNSQ, Class A, 144A, 1 Month LIBOR + 0.800% (Cap N/A, Floor 0.800%)
1.505%(c)	05/15/36	690	628,128
Series 2019-KNSQ, Class D, 144A, 1 Month LIBOR + 1.350% (Cap N/A, Floor 1.350%)
2.055%(c)	05/15/36	229	185,635
Ladder Capital Commercial Mortgage Securities Trust,
Series 2017-LC26, Class A2, 144A
3.128%	07/12/50	2,754	2,789,580
Madison Avenue Trust,
Series 2013-650M, Class A, 144A
3.843%	10/12/32	5,000	4,939,416
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2014-C19, Class A4
3.526%	12/15/47	400	412,107
Series 2015-C26, Class ASB
3.323%	10/15/48	1,385	1,427,505
Series 2016-C32, Class XA, IO
0.725%(cc)	12/15/49	4,836	177,634
Morgan Stanley Capital I Trust,
Series 2014-CPT, Class A, 144A
3.350%	07/13/29	1,000	984,928
Series 2018-H04, Class A4
4.310%	12/15/51	405	460,628
Natixis Commercial Mortgage Securities Trust,
Series 2018-FL1, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
2.609%(c)	06/15/35	701	652,432
UBS Commercial Mortgage Trust,
Series 2017-C01, Class A4
3.460%	06/15/50	800	857,631

A4

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
Series 2019-C18, Class A4
3.035%	12/15/52		531	$ 531,823
UBS-Barclays Commercial Mortgage Trust,
Series 2013-C05, Class AAB
2.687%	03/10/46		587	591,088
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class ASB
3.477%	08/15/50		1,301	1,338,345
Series 2015-C26, Class A4
3.166%	02/15/48		700	710,830
Series 2015-NXS03, Class A2
2.848%	09/15/57		1,099	1,096,885
Series 2016-C32, Class ASB
3.324%	01/15/59		1,656	1,707,436
WFRBS Commercial Mortgage Trust,
Series 2012-C09, Class A3
2.870%	11/15/45		1,021	1,025,504
Series 2013-C13, Class ASB
2.654%	05/15/45		625	630,358
Series 2014-C21, Class ASB
3.393%	08/15/47		1,382	1,409,090

Total Commercial Mortgage-Backed Securities (cost $79,477,520)				77,694,152
Corporate Bonds — 33.7%
Advertising — 0.2%
Interpublic Group of Cos., Inc. (The),
Sr. Unsec’d. Notes
3.500%	10/01/20		505	501,983
3.750%	10/01/21		175	176,785
				678,768
Aerospace & Defense — 0.2%
Rockwell Collins, Inc.,
Sr. Unsec’d. Notes
2.800%	03/15/22		224	226,221
Thales SA (France),
Sr. Unsec’d. Notes, EMTN
—%(p)	05/31/22	EUR	200	216,256
Sr. Unsec’d. Notes, GMTN
0.750%	06/07/23	EUR	300	327,597
United Technologies Corp.,
Sr. Unsec’d. Notes
3.650%	08/16/23		8	8,439
				778,513
Agriculture — 1.1%
Altria Group, Inc.,
Gtd. Notes
1.000%	02/15/23	EUR	175	189,585
1.700%	06/15/25	EUR	100	108,270
2.850%	08/09/22		1,425	1,431,660
3.490%	02/14/22		420	426,304
BAT Capital Corp. (United Kingdom),
Gtd. Notes
2.764%	08/15/22		250	246,536
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Agriculture (cont’d.)
BAT Capital Corp. (United Kingdom), (cont’d.)
2.789%	09/06/24		2,000	$ 1,930,630
BAT International Finance PLC (United Kingdom),
Gtd. Notes, EMTN
0.875%	10/13/23	EUR	230	248,306
Philip Morris International, Inc.,
Sr. Unsec’d. Notes, EMTN
2.875%	03/03/26	EUR	100	117,339
				4,698,630
Airlines — 0.1%
Delta Air Lines, Inc.,
Sr. Unsec’d. Notes
2.600%	12/04/20		155	148,060
Gol Finance SA (Brazil),
Gtd. Notes, 144A
7.000%	01/31/25(a)		200	90,294
				238,354
Apparel — 0.3%
LVMH Moet Hennessy Louis Vuitton SE (France),
Sr. Unsec’d. Notes, EMTN
—%(p)	02/28/21	EUR	500	550,040
—%(p)	02/11/24	EUR	200	214,274
—%(p)	02/11/26	EUR	400	420,789
0.125%	02/28/23	EUR	200	217,101
0.375%	05/26/22	EUR	16	17,539
				1,419,743
Auto Manufacturers — 1.8%
American Honda Finance Corp.,
Sr. Unsec’d. Notes
0.550%	03/17/23	EUR	340	364,378
BMW Finance NV (Germany),
Gtd. Notes, EMTN
—%(p)	04/14/23	EUR	390	408,797
Daimler Finance North America LLC (Germany),
Gtd. Notes, 144A
3.350%	05/04/21		405	398,959
Daimler International Finance BV (Germany),
Gtd. Notes, EMTN
0.250%	08/09/21	EUR	45	48,897
0.250%	11/06/23	EUR	130	135,559
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
5.085%	01/07/21		485	465,700
General Motors Financial Co., Inc.,
Gtd. Notes
3.200%	07/06/21		1,109	1,060,133
3.550%	04/09/21		95	90,875
3.700%	11/24/20		845	835,985
4.200%	03/01/21		1,105	1,063,036
Hyundai Capital America,
Sr. Unsec’d. Notes, 144A, MTN
2.550%	04/03/20		640	640,000

A5

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
Toyota Motor Credit Corp.,
Sr. Unsec’d. Notes, EMTN
2.375%	02/01/23	EUR	270	$ 307,956
Volkswagen Bank GmbH (Germany),
Sr. Unsec’d. Notes, EMTN
1.875%	01/31/24	EUR	600	649,433
Volkswagen Group of America Finance LLC (Germany),
Gtd. Notes, 144A
2.700%	09/26/22		200	192,401
Volkswagen Leasing GmbH (Germany),
Gtd. Notes, EMTN
1.000%	02/16/23	EUR	700	749,391
Volvo Treasury AB (Sweden),
Gtd. Notes, EMTN
—%(p)	02/11/23	EUR	100	107,044
Gtd. Notes, EMTN, 3 Month EURIBOR + 0.650%
0.177%(c)	09/13/21	EUR	300	329,321
				7,847,865
Auto Parts & Equipment — 0.1%
ZF North America Capital, Inc. (Germany),
Gtd. Notes, 144A
4.500%	04/29/22		284	266,292
Banks — 8.4%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.263%(ff)	04/10/25		225	216,095
Banco Bradesco SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
2.850%	01/27/23		1,300	1,233,822
3.200%	01/27/25		200	184,620
Banco de Sabadell SA (Spain),
Sr. Unsec’d. Notes
0.625%(ff)	11/07/25	EUR	200	204,222
Banco Internacional del Peru SAA Interbank (Peru),
Sr. Unsec’d. Notes, 144A
3.250%	10/04/26		200	181,123
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
2.706%	06/27/24(a)		800	791,134
Bank Leumi Le-Israel BM (Israel),
Sub. Notes, 144A
3.275%(ff)	01/29/31		210	192,403
Bank of America Corp.,
Sr. Unsec’d. Notes
2.738%(ff)	01/23/22		743	741,803
3.004%(ff)	12/20/23		1,200	1,223,028
Sr. Unsec’d. Notes, GMTN
2.369%(ff)	07/21/21		1,215	1,213,689
2.816%(ff)	07/21/23		600	609,864
Sr. Unsec’d. Notes, MTN
2.881%(ff)	04/24/23		185	186,720
3.864%(ff)	07/23/24		1,200	1,253,252
Banque Federative du Credit Mutuel SA (France),
Sr. Unsec’d. Notes, EMTN
0.125%	02/05/24	EUR	300	318,098
0.750%	06/15/23	EUR	200	217,733
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
2.875%	06/08/20		1,300	$ 1,302,789
4.610%(ff)	02/15/23		810	818,477
BNP Paribas SA (France),
Sr. Unsec’d. Notes, EMTN
1.125%	01/15/23	EUR	375	413,694
Citigroup, Inc.,
Sr. Unsec’d. Notes
3.142%(ff)	01/24/23		60	60,514
Sr. Unsec’d. Notes, EMTN
0.750%	10/26/23	EUR	305	326,331
Citizens Bank NA,
Sr. Unsec’d. Notes
3.700%	03/29/23		800	835,423
Sr. Unsec’d. Notes, MTN
2.550%	05/13/21		500	499,164
Commonwealth Bank of Australia (Australia),
Sr. Unsec’d. Notes, 144A, MTN
2.050%	09/18/20		535	534,243
Credit Suisse Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
3.574%	01/09/23		1,120	1,132,057
Credit Suisse Group Funding Guernsey Ltd. (Switzerland),
Gtd. Notes
3.125%	12/10/20		730	733,618
Danske Bank A/S (Denmark),
Sr. Unsec’d. Notes, 144A
3.001%(ff)	09/20/22		1,220	1,214,090
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
4.250%	02/04/21		1,095	1,053,603
Discover Bank,
Sr. Unsec’d. Notes
3.350%	02/06/23		590	592,231
Fifth Third Bancorp,
Sr. Unsec’d. Notes
2.600%	06/15/22		330	327,780
Goldman Sachs Group, Inc. (The),
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.550%
0.159%(c)	04/21/23	EUR	340	351,027
HSBC France SA (France),
Sr. Unsec’d. Notes, EMTN
0.250%	05/17/24	EUR	300	317,690
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.262%(ff)	03/13/23(a)		1,110	1,111,577
3.950%(ff)	05/18/24(a)		200	204,518
Huntington National Bank (The),
Sr. Unsec’d. Notes
1.800%	02/03/23		555	544,406
3.125%	04/01/22		260	263,440
ING Bank NV (Netherlands),
Sr. Unsec’d. Notes, MTN, 3 Month EURIBOR + 0.400%
0.015%(c)	04/08/22	EUR	400	430,933
Sub. Notes, EMTN
3.625%(ff)	02/25/26	EUR	458	504,020

A6

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
ING Groep NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
1.000%	09/20/23	EUR	300	$ 321,992
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
2.776%(ff)	04/25/23(a)		440	445,018
3.797%(ff)	07/23/24		1,275	1,336,080
Sr. Unsec’d. Notes, EMTN
2.625%	04/23/21	EUR	120	134,496
JPMorgan Chase Bank NA,
Sr. Unsec’d. Notes
3.086%(ff)	04/26/21		3,145	3,143,616
KBC Group NV (Belgium),
Sr. Unsec’d. Notes, EMTN
1.125%	01/25/24	EUR	300	321,512
Mitsubishi UFJ Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
3.218%	03/07/22		510	517,569
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes, EMTN
0.523%	06/10/24	EUR	310	323,210
Royal Bank of Scotland Group PLC (United Kingdom),
Sr. Unsec’d. Notes
3.875%	09/12/23		800	807,556
Santander Holdings USA, Inc.,
Sr. Unsec’d. Notes
3.700%	03/28/22		1,395	1,374,878
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
3.373%(ff)	01/05/24		565	558,002
Societe Generale SA (France),
Sr. Unsec’d. Notes, EMTN
—%(p)	05/27/22	EUR	500	538,709
Sumitomo Mitsui Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
2.846%	01/11/22		925	931,713
Swedbank AB (Sweden),
Sr. Unsec’d. Notes, 144A
2.800%	03/14/22		500	510,722
Toronto-Dominion Bank (The) (Canada),
Sr. Unsec’d. Notes, EMTN
0.375%	04/25/24	EUR	235	243,330
UBS AG (Switzerland),
Sub. Notes, EMTN
4.750%(ff)	02/12/26	EUR	430	466,421
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, EMTN
0.250%(ff)	01/29/26	EUR	200	200,278
Wells Fargo & Co.,
Sr. Unsec’d. Notes, MTN
3.750%	01/24/24		505	534,275
Westpac Banking Corp. (Australia),
Covered Bonds, 144A
3.150%	01/16/24		2,345	2,535,206
				37,583,814
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Beverages — 0.5%
Anheuser-Busch InBev Worldwide, Inc. (Belgium),
Gtd. Notes
4.150%	01/23/25		390	$ 420,530
Central American Bottling Corp. (Guatemala),
Gtd. Notes, 144A
5.750%	01/31/27		200	175,293
Coca-Cola Co. (The),
Sr. Unsec’d. Notes
1.125%	09/22/22	EUR	315	350,489
Keurig Dr. Pepper, Inc.,
Gtd. Notes
4.057%	05/25/23		300	312,224
Pernod Ricard SA (France),
Sr. Unsec’d. Notes
—%(p)	10/24/23	EUR	700	751,314
				2,009,850
Building Materials — 0.1%
Carrier Global Corp.,
Gtd. Notes, 144A
2.242%	02/15/25		500	488,410
Chemicals — 0.3%
Air Liquide Finance SA (France),
Gtd. Notes, EMTN
0.375%	04/18/22	EUR	200	219,609
BASF SE (Germany),
Sr. Unsec’d. Notes
2.000%	12/05/22	EUR	325	369,097
DuPont de Nemours, Inc.,
Sr. Unsec’d. Notes
4.205%	11/15/23		600	631,553
Phosagro OAO Via Phosagro Bond Funding DAC (Russia),
Sr. Unsec’d. Notes, 144A
3.050%	01/23/25		200	191,084
				1,411,343
Commercial Services — 0.3%
APRR SA (France),
Sr. Unsec’d. Notes, EMTN
—%(p)	01/20/23	EUR	200	216,389
Autoroutes du Sud de la France SA (France),
Sr. Unsec’d. Notes, EMTN
2.950%	01/17/24	EUR	200	236,843
Global Payments, Inc.,
Sr. Unsec’d. Notes
3.750%	06/01/23		550	551,548
Motability Operations Group PLC (United Kingdom),
Gtd. Notes, EMTN
1.625%	06/09/23	EUR	360	408,795
				1,413,575
Computers — 0.6%
Apple, Inc.,
Sr. Unsec’d. Notes, EMTN
1.000%	11/10/22	EUR	555	619,309

A7

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Computers (cont’d.)
Dell International LLC/EMC Corp.,
Sr. Sec’d. Notes, 144A
4.420%	06/15/21		895	$ 904,016
5.450%	06/15/23		1,255	1,287,223
				2,810,548
Cosmetics/Personal Care — 0.0%
Procter & Gamble Co. (The),
Sr. Unsec’d. Notes
0.625%	10/30/24	EUR	105	115,730
Diversified Financial Services — 2.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.875%	08/14/24		450	373,813
3.300%	01/23/23		385	326,200
3.500%	05/26/22		800	677,039
3.500%	01/15/25		750	644,803
4.250%	07/01/20		450	439,833
4.500%	05/15/21		775	711,669
4.625%	07/01/22		150	128,770
Air Lease Corp.,
Sr. Unsec’d. Notes
3.375%	06/01/21		1,335	1,199,254
American Express Co.,
Sr. Unsec’d. Notes
2.500%	08/01/22		270	273,050
Capital One Bank USA NA,
Sr. Unsec’d. Notes
2.014%(ff)	01/27/23		1,800	1,758,809
Capital One Financial Corp.,
Sr. Unsec’d. Notes
2.400%	10/30/20		510	509,000
GE Capital International Funding Co. Unlimited Co.,
Gtd. Notes
2.342%	11/15/20		3,295	3,277,229
International Lease Finance Corp.,
Sr. Unsec’d. Notes
4.625%	04/15/21		732	680,344
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes
3.011%	12/23/10(d)		4,200	44,100
Mastercard, Inc.,
Sr. Unsec’d. Notes
1.100%	12/01/22	EUR	460	513,171
Synchrony Financial,
Sr. Unsec’d. Notes
2.850%	07/25/22		335	318,681
				11,875,765
Electric — 1.8%
AES Panama SRL (Panama),
Sr. Unsec’d. Notes, 144A
6.000%	06/25/22		200	191,664
Alliant Energy Finance LLC,
Gtd. Notes, 144A
3.750%	06/15/23		455	484,533
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
CenterPoint Energy, Inc.,
Sr. Unsec’d. Notes
2.500%	09/01/22		260	$ 255,431
Dominion Energy, Inc.,
Jr. Sub. Notes
2.579%	07/01/20		325	323,815
2.715%	08/15/21		770	759,806
Duke Energy Corp.,
Sr. Unsec’d. Notes
3.950%	10/15/23		975	1,000,066
E.ON SE (Germany),
Sr. Unsec’d. Notes, EMTN
—%(p)	10/24/22	EUR	390	421,514
Enel Americas SA (Chile),
Sr. Unsec’d. Notes
4.000%	10/25/26		200	188,170
Enel Finance International NV (Italy),
Gtd. Notes, EMTN
—%(p)	06/17/24	EUR	510	536,174
Enexis Holding NV (Netherlands),
Sr. Unsec’d. Notes, EMTN
3.375%	01/26/22	EUR	200	232,455
Engie SA (France),
Sr. Unsec’d. Notes, EMTN
0.375%	02/28/23	EUR	300	326,503
ESB Finance DAC (Ireland),
Gtd. Notes, EMTN
3.494%	01/12/24	EUR	205	249,278
Exelon Corp.,
Sr. Unsec’d. Notes
2.450%	04/15/21		625	619,700
FirstEnergy Corp.,
Sr. Unsec’d. Notes, Series A
2.850%	07/15/22(a)		557	545,189
Florida Power & Light Co.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.400%
2.137%(c)	05/06/22		705	661,537
innogy Finance BV (Germany),
Gtd. Notes, EMTN
0.750%	11/30/22	EUR	80	87,990
ITC Holdings Corp.,
Sr. Unsec’d. Notes
2.700%	11/15/22		290	287,925
RTE Reseau de Transport d’Electricite SADIR (France),
Sr. Unsec’d. Notes, EMTN
1.625%	10/08/24	EUR	100	114,518
Sempra Energy,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.500%
2.331%(c)	01/15/21		805	701,709
				7,987,977
Electrical Components & Equipment — 0.2%
Eaton Capital Unlimited Co.,
Gtd. Notes
0.021%	05/14/21	EUR	460	504,592

A8

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electrical Components & Equipment (cont’d.)
Schneider Electric SE (France),
Sr. Unsec’d. Notes, EMTN
0.250%	09/09/24	EUR	200	$ 215,397
				719,989
Electronics — 0.4%
Amphenol Corp.,
Sr. Unsec’d. Notes
2.200%	04/01/20		855	855,000
Honeywell International, Inc.,
Sr. Unsec’d. Notes
—%(p)	03/10/24	EUR	160	170,561
1.300%	02/22/23	EUR	825	923,227
				1,948,788
Engineering & Construction — 0.0%
Mexico City Airport Trust (Mexico),
Sr. Sec’d. Notes, 144A
4.250%	10/31/26		200	172,695
Foods — 0.5%
Arcor SAIC (Argentina),
Sr. Unsec’d. Notes, 144A
6.000%	07/06/23(a)		250	182,246
Conagra Brands, Inc.,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.750%
2.552%(c)	10/22/20		713	704,424
General Mills, Inc.,
Sr. Unsec’d. Notes
0.450%	01/15/26	EUR	100	105,453
Grupo Bimbo SAB de CV (Mexico),
Gtd. Notes
4.500%	01/25/22		200	201,165
Kraft Heinz Foods Co.,
Gtd. Notes
3.950%	07/15/25		700	698,084
Sec’d. Notes, 144A
4.875%	02/15/25		332	332,088
				2,223,460
Forest Products & Paper — 0.0%
Inversiones CMPC SA (Chile),
Gtd. Notes, 144A
3.850%	01/13/30(a)		200	179,771
Healthcare-Products — 0.6%
Abbott Ireland Financing DAC,
Gtd. Notes
0.100%	11/19/24	EUR	230	241,629
0.875%	09/27/23	EUR	300	329,309
Becton Dickinson Euro Finance Sarl,
Gtd. Notes
0.632%	06/04/23	EUR	125	134,898
DH Europe Finance II Sarl,
Gtd. Notes
0.200%	03/18/26	EUR	185	188,939
DH Europe Finance Sarl,
Gtd. Notes, 3 Month EURIBOR + 0.300%
0.000%(c)	06/30/22	EUR	430	465,633
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Healthcare-Products (cont’d.)
Medtronic Global Holdings SCA,
Gtd. Notes
0.375%	03/07/23	EUR	290	$ 314,265
Gtd. Notes, EMTN
—%(p)	12/02/22	EUR	765	823,003
Stryker Corp.,
Sr. Unsec’d. Notes
0.250%	12/03/24	EUR	150	159,532
1.125%	11/30/23	EUR	130	144,885
				2,802,093
Healthcare-Services — 0.1%
Anthem, Inc.,
Sr. Unsec’d. Notes
3.125%	05/15/22		355	361,176
Insurance — 0.5%
Allianz Finance II BV (Germany),
Gtd. Notes, EMTN
—%(p)	01/14/25	EUR	100	105,363
0.250%	06/06/23	EUR	400	431,756
Aon PLC,
Gtd. Notes
2.800%	03/15/21		485	479,980
Marsh & McLennan Cos., Inc.,
Sr. Unsec’d. Notes
3.500%	03/10/25		755	790,533
Metropolitan Life Global Funding I,
Sec’d. Notes, EMTN
2.375%	01/11/23	EUR	125	141,628
Sec’d. Notes, MTN
—%(p)	09/23/22	EUR	100	106,944
Sr. Sec’d. Notes
0.375%	04/09/24	EUR	100	105,016
Willis Towers Watson PLC,
Gtd. Notes
5.750%	03/15/21		282	288,843
				2,450,063
Internet — 0.2%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
2.875%	07/06/22		1,055	1,069,676
Investment Companies — 0.0%
MDGH - GMTN BV (United Arab Emirates),
Gtd. Notes, 144A, MTN
2.500%	11/07/24		200	192,097
Lodging — 0.1%
Marriott International, Inc.,
Sr. Unsec’d. Notes
2.875%	03/01/21		345	322,028
Machinery-Diversified — 0.2%
Atlas Copco AB (Sweden),
Sr. Unsec’d. Notes, EMTN
2.500%	02/28/23	EUR	390	453,771

A9

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Machinery-Diversified (cont’d.)
John Deere Capital Corp.,
Sr. Unsec’d. Notes, MTN
2.600%	03/07/24		180	$ 188,225
Otis Worldwide Corp.,
Gtd. Notes, 144A
2.056%	04/05/25		280	274,702
				916,698
Media — 0.7%
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
4.500%	02/01/24		76	78,466
Discovery Communications LLC,
Gtd. Notes
3.300%	05/15/22		960	965,390
RELX Finance BV (United Kingdom),
Gtd. Notes
—%(p)	03/18/24	EUR	120	127,348
Sky Ltd. (United Kingdom),
Gtd. Notes, EMTN
1.500%	09/15/21	EUR	225	249,993
ViacomCBS, Inc.,
Gtd. Notes
2.900%	06/01/23		795	765,515
3.375%	03/01/22		23	22,875
Sr. Unsec’d. Notes
2.500%	02/15/23		337	321,721
3.875%	04/01/24		255	253,332
4.250%	09/01/23		220	224,164
4.500%	03/01/21		160	161,132
				3,169,936
Mining — 0.1%
Anglo American Capital PLC (South Africa),
Gtd. Notes, 144A
4.125%	04/15/21		343	340,894
Arconic Corp.,
Sec’d. Notes, 144A
6.125%	02/15/28		50	51,309
Gold Fields Orogen Holdings BVI Ltd. (South Africa),
Gtd. Notes, 144A
5.125%	05/15/24		200	187,915
				580,118
Miscellaneous Manufacturing — 0.4%
3M Co.,
Sr. Unsec’d. Notes, EMTN
0.950%	05/15/23	EUR	255	283,574
Illinois Tool Works, Inc.,
Sr. Unsec’d. Notes
0.250%	12/05/24	EUR	270	289,665
Siemens Financieringsmaatschappij NV (Germany),
Gtd. Notes, EMTN
—%(p)	09/05/21	EUR	550	603,413
—%(p)	02/20/23	EUR	300	325,574
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Miscellaneous Manufacturing (cont’d.)
Siemens Financieringsmaatschappij NV (Germany), (cont’d.)
0.375%	09/06/23	EUR	400	$ 438,360
				1,940,586
Office/Business Equipment — 0.1%
Xerox Corp.,
Sr. Unsec’d. Notes
3.500%	08/20/20		644	637,579
Oil & Gas — 1.5%
Apache Corp.,
Sr. Unsec’d. Notes
3.250%	04/15/22		260	199,790
3.625%	02/01/21		59	46,616
BP Capital Markets PLC (United Kingdom),
Gtd. Notes, EMTN
1.109%	02/16/23	EUR	275	301,396
1.526%	09/26/22	EUR	515	568,524
Concho Resources, Inc.,
Gtd. Notes
4.375%	01/15/25		960	815,665
Diamondback Energy, Inc.,
Gtd. Notes
2.875%	12/01/24		600	423,803
Ecopetrol SA (Colombia),
Sr. Unsec’d. Notes
5.375%	06/26/26		240	232,678
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes, 144A
5.250%	08/10/20		700	704,369
Newfield Exploration Co.,
Gtd. Notes
5.625%	07/01/24		1,390	692,194
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
2.600%	08/13/21		175	140,234
2.700%	08/15/22		215	153,236
2.900%	08/15/24		1,500	824,625
Petrobras Global Finance BV (Brazil),
Gtd. Notes
5.299%	01/27/25		230	220,358
7.375%	01/17/27		100	102,465
Petroleos Mexicanos (Mexico),
Gtd. Notes, 144A
5.950%	01/28/31		370	254,814
6.840%	01/23/30		110	79,487
Gtd. Notes, MTN
6.875%	08/04/26		120	90,862
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A, MTN
2.875%	04/16/24		275	267,950
3.500%	04/16/29		200	197,902
Total Capital International SA (France),
Gtd. Notes, EMTN
0.250%	07/12/23	EUR	300	323,900
2.125%	03/15/23	EUR	200	228,974
				6,869,842

A10

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Oil & Gas Services — 0.0%
Halliburton Co.,
Sr. Unsec’d. Notes
3.800%	11/15/25(a)		32	$ 28,462
Packaging & Containers — 0.1%
Klabin Finance SA (Brazil),
Gtd. Notes, 144A
4.875%	09/19/27		200	182,826
WRKCo, Inc.,
Gtd. Notes
3.750%	03/15/25		245	247,141
				429,967
Pharmaceuticals — 2.4%
AbbVie, Inc.,
Sr. Unsec’d. Notes
1.375%	05/17/24	EUR	100	110,535
Sr. Unsec’d. Notes, 144A
2.950%	11/21/26		275	281,399
Allergan Finance LLC,
Gtd. Notes
3.250%	10/01/22		990	996,271
Allergan Funding SCS,
Gtd. Notes
1.250%	06/01/24	EUR	100	110,410
3.450%	03/15/22		3,000	3,017,815
Allergan, Inc.,
Gtd. Notes
2.800%	03/15/23		500	494,063
Becton, Dickinson & Co.,
Sr. Unsec’d. Notes
1.401%	05/24/23	EUR	310	342,792
2.404%	06/05/20		780	777,574
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.875%
2.250%(c)	12/29/20		1,875	1,811,719
Bristol-Myers Squibb Co.,
Sr. Unsec’d. Notes, 144A
2.750%	02/15/23		220	224,726
CVS Health Corp.,
Sr. Unsec’d. Notes
4.100%	03/25/25		1,000	1,052,647
Express Scripts Holding Co.,
Gtd. Notes
2.600%	11/30/20		700	701,011
Merck Financial Services GmbH (Germany),
Gtd. Notes, EMTN
0.005%	12/15/23	EUR	600	641,339
Shire Acquisitions Investments Ireland DAC,
Gtd. Notes
2.400%	09/23/21		415	413,393
				10,975,694
Pipelines — 1.8%
Energy Transfer Operating LP,
Gtd. Notes
2.900%	05/15/25(a)		360	305,228
3.600%	02/01/23		370	326,611
4.250%	03/15/23		2,385	2,141,566
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
Energy Transfer Operating LP, (cont’d.)
4.500%	04/15/24		132	$ 119,723
5.875%	01/15/24		600	584,307
Enterprise Products Operating LLC,
Gtd. Notes
2.850%	04/15/21		400	395,208
GNL Quintero SA (Chile),
Sr. Unsec’d. Notes
4.634%	07/31/29		210	201,158
Kinder Morgan Energy Partners LP,
Gtd. Notes
4.250%	09/01/24		167	163,643
Kinder Morgan, Inc.,
Gtd. Notes, 144A
5.000%	02/15/21		745	750,576
MPLX LP,
Sr. Unsec’d. Notes, 3 Month LIBOR + 0.900%
1.899%(c)	09/09/21(a)		560	549,721
Sr. Unsec’d. Notes, 144A
3.500%	12/01/22		535	516,283
6.250%	10/15/22		460	422,285
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.750%	05/15/24		227	211,509
Spectra Energy Partners LP,
Gtd. Notes
4.750%	03/15/24		200	189,236
TransCanada PipeLines Ltd. (Canada),
Sr. Unsec’d. Notes
3.750%	10/16/23		130	133,890
Williams Cos., Inc. (The),
Sr. Unsec’d. Notes
3.600%	03/15/22		300	293,911
3.700%	01/15/23		1,050	967,967
				8,272,822
Real Estate — 0.1%
Vonovia Finance BV (Germany),
Gtd. Notes, EMTN
0.125%	04/06/23	EUR	300	318,953
Real Estate Investment Trusts (REITs) — 0.5%
American Tower Corp.,
Sr. Unsec’d. Notes
1.950%	05/22/26	EUR	190	213,385
2.400%	03/15/25		370	364,627
3.500%	01/31/23		155	156,144
Crown Castle International Corp.,
Sr. Unsec’d. Notes
3.200%	09/01/24		555	544,265
Equinix, Inc.,
Sr. Unsec’d. Notes
2.625%	11/18/24		860	812,211
Simon International Finance SCA,
Gtd. Notes
1.375%	11/18/22	EUR	110	123,385
				2,214,017

A11

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Retail — 0.1%
Future Retail Ltd. (India),
Sr. Sec’d. Notes, 144A
5.600%	01/22/25		200	$ 96,720
McDonald’s Corp.,
Sr. Unsec’d. Notes, GMTN
1.000%	11/15/23	EUR	100	110,418
1.125%	05/26/22	EUR	300	332,197
				539,335
Semiconductors — 1.1%
Broadcom Corp./Broadcom Cayman Finance Ltd.,
Gtd. Notes
3.000%	01/15/22		700	693,223
Lam Research Corp.,
Sr. Unsec’d. Notes
3.750%	03/15/26		2,200	2,336,656
NXP BV/NXP Funding LLC (Netherlands),
Gtd. Notes, 144A
3.875%	09/01/22		668	671,132
4.625%	06/15/22		400	407,412
NXP BV/NXP Funding LLC/NXP USA, Inc. (Netherlands),
Gtd. Notes, 144A
3.875%	06/18/26		900	878,926
QUALCOMM, Inc.,
Sr. Unsec’d. Notes
3.000%	05/20/22		40	40,821
				5,028,170
Software — 0.8%
Amadeus Capital Markets SAU (Spain),
Gtd. Notes, EMTN
1.625%	11/17/21	EUR	200	219,426
Dassault Systemes SE (France),
Sr. Unsec’d. Notes
—%(p)	09/16/22	EUR	500	540,831
Fidelity National Information Services, Inc.,
Sr. Unsec’d. Notes
0.125%	12/03/22	EUR	430	461,034
0.400%	01/15/21	EUR	700	770,350
0.750%	05/21/23	EUR	545	591,289
Fiserv, Inc.,
Sr. Unsec’d. Notes
2.750%	07/01/24		410	410,870
SAP SE (Germany),
Sr. Unsec’d. Notes
0.250%	03/10/22	EUR	400	438,581
				3,432,381
Telecommunications — 1.9%
AT&T, Inc.,
Sr. Unsec’d. Notes
3.000%	06/30/22		830	832,623
3.950%	01/15/25		500	526,948
BellSouth LLC,
Gtd. Notes, 144A
4.266%	04/26/21		2,000	2,001,305
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Telecommunications (cont’d.)
Orange SA (France),
Sr. Unsec’d. Notes, EMTN
0.500%	01/15/22	EUR	200	$ 219,674
0.750%	09/11/23	EUR	500	549,347
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC,
Sr. Sec’d. Notes, 144A
3.360%	03/20/23		163	162,722
4.738%	09/20/29		860	872,611
Telecom Argentina SA (Argentina),
Sr. Unsec’d. Notes, 144A
6.500%	06/15/21		220	183,604
Telenor ASA (Norway),
Sr. Unsec’d. Notes, EMTN
—%(p)	09/25/23	EUR	140	151,089
Telstra Corp. Ltd. (Australia),
Gtd. Notes, EMTN
3.500%	09/21/22	EUR	300	353,106
Verizon Communications, Inc.,
Sr. Unsec’d. Notes
0.500%	06/02/22	EUR	125	136,759
3.376%	02/15/25		500	536,198
3.500%	11/01/24		1,715	1,825,702
				8,351,688
Transportation — 0.4%
Ryder System, Inc.,
Sr. Unsec’d. Notes, MTN
2.500%	09/01/24		630	601,424
3.750%	06/09/23(a)		560	556,654
Union Pacific Corp.,
Sr. Unsec’d. Notes
2.150%	02/05/27		425	414,359
				1,572,437
Trucking & Leasing — 0.4%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
2.700%	03/14/23		1,515	1,499,506
2.700%	11/01/24		240	233,950
				1,733,456
Water — 0.1%
Veolia Environnement SA (France),
Sr. Unsec’d. Notes, EMTN
0.672%	03/30/22	EUR	400	440,259

Total Corporate Bonds (cost $158,109,980)				151,519,413
Municipal Bonds — 0.4%
South Carolina
South Carolina Public Service Authority,
Revenue Bonds, Series E, Rfdg.
3.722%	12/01/23		732	777,333

A12

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Municipal Bonds (continued)
South Carolina (cont’d.)
Taxable, Revenue Bonds, Series D
2.388%	12/01/23		850	$ 863,166

Total Municipal Bonds (cost $1,529,950)				1,640,499
Residential Mortgage-Backed Securities — 4.9%
Alternative Loan Trust,
Series 2003-J03, Class 2A1
6.250%	12/25/33		12	11,710
Banc of America Alternative Loan Trust,
Series 2007-01, Class 1A1
5.126%(cc)	04/25/22		178	161,556
Banc of America Funding Trust,
Series 2004-A, Class 1A3
4.717%(cc)	09/20/34		47	40,994
Series 2005-D, Class A1
4.411%(cc)	05/25/35		68	63,102
BCAP LLC Trust,
Series 2011-RR04, Class 7A1, 144A
5.250%	04/26/37		378	303,922
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-01, Class 6A1
4.016%(cc)	04/25/33		12	11,342
Series 2003-08, Class 2A1
4.103%(cc)	01/25/34		93	88,830
Series 2004-08, Class 13A1
3.856%(cc)	11/25/34		1,334	987,785
Bear Stearns ALT-A Trust,
Series 2005-10, Class 24A1
3.596%(cc)	01/25/36		970	913,780
Bear Stearns ARM Trust,
Series 2003-09, Class 2A1
3.995%(cc)	02/25/34		63	59,922
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-06, Class A1, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.100% (Cap 9.744%, Floor 2.100%)
3.840%(c)	09/25/35		127	120,366
Series 2005-06, Class A3, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.800% (Cap 10.972%, Floor 1.800%)
4.200%(c)	09/25/35		21	17,734
CMF PLC (United Kingdom),
Series 2020-01, Class B, 1 Month Sterling Overnight Index Average + 1.000% (Cap N/A, Floor 0.000%)
1.711%(c)	01/16/57	GBP	220	261,234
Series 2020-01, Class C, 1 Month Sterling Overnight Index Average + 1.250% (Cap N/A, Floor 0.000%)
1.961%(c)	01/16/57	GBP	100	118,770
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-25, Class 2A1, 1 Month LIBOR + 0.680% (Cap 10.500%, Floor 0.340%)
1.627%(c)	02/25/35		273	223,046
Series 2004-J09, Class 2A5
5.500%	01/25/35		337	343,957
Series 2005-03, Class 2A1, 1 Month LIBOR + 0.580% (Cap N/A, Floor 0.290%)
1.527%(c)	04/25/35		289	255,609
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-11, Class 3A1
2.786%(cc)	04/25/35		450	$ 349,873
Credit Suisse First Boston Mortgage Securities Corp.,
Series 2003-AR15, Class 2A1
3.953%(cc)	06/25/33		202	176,268
Fannie Mae Connecticut Avenue Securities,
Series 2017-C04, Class 2M1, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
1.797%(c)	11/25/29		184	182,160
Fannie Mae REMICS,
Series 1996-39, Class H
8.000%	11/25/23		4	4,470
Series 2004-11, Class A, 1 Month LIBOR + 0.120% (Cap 10.000%, Floor 0.120%)
1.067%(c)	03/25/34		59	59,049
Series 2006-05, Class 3A2
3.958%(cc)	05/25/35		53	54,967
FHLMC Structured Pass-Through Securities,
Series T-61, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.400% (Cap N/A, Floor 1.400%)
3.366%(c)	07/25/44		426	447,087
Series T-62, Class 1A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.200% (Cap N/A, Floor 1.200%)
3.166%(c)	10/25/44		1,551	1,525,899
Finsbury Square PLC (United Kingdom),
Series 2020-01A, Class C, 144A, 3 Month Sterling Overnight Index Average + 1.350% (Cap N/A, Floor 0.000%)
2.061%(c)	03/16/70	GBP	100	113,055
Freddie Mac REMICS,
Series 4459, Class BN
3.000%	08/15/43		1,102	1,173,070
Freddie Mac Structured Pass-Through Certificates,
Series T-57, Class 1A1
6.500%	07/25/43		708	873,525
Series T-59, Class 1A2
7.000%	10/25/43		467	582,173
Gosforth Funding PLC (United Kingdom),
Series 2018-01A, Class A1, 144A, 3 Month LIBOR + 0.450% (Cap N/A, Floor 0.000%)
2.129%(c)	08/25/60		944	926,547
GreenPoint Mortgage Funding Trust,
Series 2005-AR02, Class A1, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.230%)
1.407%(c)	06/25/45		221	172,001
GSR Mortgage Loan Trust,
Series 2004-07, Class 1A1
3.680%(cc)	06/25/34		23	19,667
Series 2005-AR07, Class 5A1
4.185%(cc)	11/25/35		214	184,405
Harborview Mortgage Loan Trust,
Series 2004-06, Class 3A2A
4.371%(cc)	08/19/34		451	389,160
JPMorgan Mortgage Trust,
Series 2006-A02, Class 5A1
4.115%(cc)	11/25/33		85	79,588
Series 2007-A01, Class 3A3
4.222%(cc)	07/25/35		128	114,565

A13

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Series 2020-LTV01, Class A11, 144A, 1 Month LIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
2.627%(c)	06/25/50	776	$ 743,263
Lanark Master Issuer PLC (United Kingdom),
Series 2019-01A, Class 1A1, 144A, 3 Month LIBOR + 0.770% (Cap N/A, Floor 0.000%)
2.453%(c)	12/22/69	693	683,448
New Residential Mortgage Loan Trust,
Series 2016-03A, Class A1B, 144A
3.250%(cc)	09/25/56	324	328,994
Series 2018-01A, Class A1A, 144A
4.000%(cc)	12/25/57	980	1,012,798
Series 2020-01A, Class A1B, 144A
3.500%(cc)	10/25/59	1,416	1,420,847
Permanent Master Issuer PLC (United Kingdom),
Series 2018-01A, Class 1A1, 144A, 3 Month LIBOR + 0.380% (Cap N/A, Floor 0.000%)
2.211%(c)	07/15/58	1,440	1,433,383
Reperforming Loan REMIC Trust,
Series 2003-R04, Class 2A, 144A
4.915%(cc)	01/25/34	149	136,496
Series 2004-R1, Class 2A, 144A
6.500%	11/25/34	46	43,971
Series 2005-R02, Class 1AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
1.287%(c)	06/25/35	478	425,129
Seasoned Credit Risk Transfer Trust,
Series 2018-02, Class MA
3.500%	11/25/57	1,183	1,247,959
Series 2019-04, Class MA
3.000%	02/25/59	1,605	1,668,813
Sequoia Mortgage Trust,
Series 2017-CH02, Class A10, 144A
4.000%(cc)	12/25/47	686	685,710
Structured Asset Mortgage Investments II Trust,
Series 2005-AR05, Class A1, 1 Month LIBOR + 0.250% (Cap 11.000%, Floor 0.250%)
1.000%(c)	07/19/35	203	167,428
WaMu Mortgage Pass-Through Certificates Trust,
Series 2005-AR06, Class 2A1A, 1 Month LIBOR + 0.460% (Cap 10.500%, Floor 0.230%)
1.407%(c)	04/25/45	394	360,870
Series 2006-AR09, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT+ 1.000% (Cap N/A, Floor 1.000%)
2.966%(c)	08/25/46	272	236,893

Total Residential Mortgage-Backed Securities (cost $22,752,391)			22,007,190
Sovereign Bonds — 1.8%
Brazilian Government International Bond (Brazil),
Sr. Unsec’d. Notes
4.625%	01/13/28	200	212,909
4.875%	01/22/21	200	203,214
CBB International Sukuk Co. 7 SPC (Bahrain),
Sr. Unsec’d. Notes
6.875%	10/05/25	200	196,680
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
3.125%	03/27/25		200	$ 208,194
3.125%	01/21/26		200	208,430
3.240%	02/06/28		280	295,237
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
3.875%	04/25/27		200	197,057
4.000%	02/26/24		200	201,343
4.500%	01/28/26		200	202,946
4.500%	03/15/29(a)		200	204,340
8.125%	05/21/24		200	228,614
Croatia Government International Bond (Croatia),
Sr. Unsec’d. Notes
6.625%	07/14/20		200	201,048
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
5.500%	01/27/25		200	190,388
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes
5.750%	04/29/20		150	149,275
Sr. Unsec’d. Notes, 144A, EMTN
6.125%	01/31/22		340	327,249
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes
0.900%	02/14/27	EUR	200	193,232
Sr. Unsec’d. Notes, EMTN
3.750%	04/25/22		200	201,466
4.750%	01/08/26		200	212,320
Indonesia Treasury Bond (Indonesia),
Bonds
6.125%	05/15/28	IDR	2,494,000	135,167
Israel Government International Bond (Israel),
Sr. Unsec’d. Notes
2.750%	07/03/30		200	200,000
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes, MTN
4.125%	01/21/26		240	245,615
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.625%	11/21/25		260	201,212
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
3.875%	03/17/28		200	216,076
4.000%	09/22/24		200	208,737
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
4.200%	01/21/24		250	264,997
5.500%	03/30/26		200	229,472
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
4.500%	04/23/28		390	427,492
Sr. Unsec’d. Notes, 144A
4.000%	03/14/29		260	279,011
Republic of Poland Government International Bond (Poland),
Sr. Unsec’d. Notes
3.000%	03/17/23		200	207,605
3.250%	04/06/26		200	217,161

A14

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
4.250%	06/23/27	400	$ 419,723
4.750%	05/27/26	200	213,088
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.000%	04/17/25	200	208,257
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
7.375%	02/05/25	70	68,912
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
7.750%	09/01/27	140	128,413
9.750%	11/01/28	200	195,041

Total Sovereign Bonds (cost $8,475,565)			7,899,921
U.S. Government Agency Obligations — 10.6%
Federal Home Loan Mortgage Corp.
2.500%	11/01/27	2,105	2,200,175
4.000%	02/01/34	622	659,926
4.000%	02/01/34	805	857,511
4.000%	03/01/34	654	698,789
4.500%	07/01/47	154	168,827
4.500%	03/01/49	7,787	8,625,405
Federal National Mortgage Assoc.
2.500%	11/01/31	99	102,974
2.500%	11/01/31	5,345	5,567,022
2.500%	04/01/32	25	25,918
3.000%	07/01/27	17	17,689
3.000%	02/01/30	653	687,818
3.000%	05/01/30	15	15,477
3.000%	09/01/30	1,346	1,414,831
3.000%	11/01/30	15	15,492
3.000%	12/01/30	22	23,523
3.000%	04/01/31	18	18,434
3.000%	12/01/31	91	95,586
3.000%	09/01/32	77	80,828
3.000%	11/01/32	833	874,356
3.000%	01/01/33	158	166,226
3.000%	01/01/33	657	693,197
3.000%	01/01/33	701	733,602
3.000%	11/01/33	671	702,902
3.500%	04/01/34	54	57,271
3.500%	04/01/34	267	285,070
4.000%	04/01/33	707	749,368
4.000%	06/01/33	528	559,977
4.000%	09/01/33	145	155,013
4.000%	09/01/33	5,714	6,028,288
4.000%	02/01/34	237	251,524
4.000%	03/01/34	21	22,054
4.000%	03/01/34	130	138,209
4.000%	03/01/34	143	151,040
4.000%	12/01/41	315	341,369
4.500%	06/01/39	18	19,615
4.500%	08/01/40	32	35,023
4.500%	02/01/41	52	57,057
4.500%	12/01/41	154	168,724
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations (continued)
4.500%	03/01/47	548	$ 597,573
4.500%	05/01/47	1,721	1,871,915
4.500%	07/01/47	181	197,412
4.500%	11/01/47	1,981	2,158,756
4.500%	06/01/48	208	230,197
4.500%	11/01/48	671	743,271
4.500%	02/01/49	1,784	1,988,419
4.500%	04/01/49	467	520,082
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.270% (Cap 9.520%, Floor 2.270%)
4.770%(c)	04/01/32	4	4,373
Federal National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.277% (Cap 11.982%, Floor 2.277%)
4.027%(c)	12/01/29	19	19,086
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 7.660%, Floor 1.590%)
2.660%(c)	06/01/45	3,477	3,538,710
Federal National Mortgage Assoc., 12 Month LIBOR + 1.590% (Cap 8.142%, Floor 1.590%)
3.142%(c)	06/01/45	1,904	1,970,961
Federal National Mortgage Assoc., 6 Month LIBOR + 1.345% (Cap 9.430%, Floor 1.345%)
3.267%(c)	01/01/25	1	739
Federal National Mortgage Assoc., Cost of Funds for the 11th District of San Francisco+ 1.250% (Cap 15.000%, Floor 5.000%)
5.000%(c)	04/01/24	2	1,951
Freddie Mac Non Gold Pool, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.225% (Cap 9.621%, Floor 2.225%)
3.933%(c)	01/01/34	15	14,722
Freddie Mac Non Gold Pool, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.335% (Cap 13.215%, Floor 2.335%)
4.085%(c)	12/01/26	6	6,271
Freddie Mac Non Gold Pool, 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 2.401% (Cap 12.291%, Floor 2.401%)
4.907%(c)	07/01/29	16	16,415
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 10.500%, Floor 1.500%)
4.000%(c)	01/20/26	16	16,399
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 11.000%, Floor 1.500%)
3.125%(c)	11/20/29	38	38,985
3.875%(c)	06/20/26	9	9,146
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 11.500%, Floor 1.500%)
3.875%(c)	05/20/24	11	11,489
Government National Mortgage Assoc., 1 Year US Treasury Yield Curve Rate T Note Constant Maturity + 1.500% (Cap 12.000%, Floor 2.000%)
3.250%(c)	07/20/24	2	1,992

Total U.S. Government Agency Obligations (cost $45,862,126)			47,424,974
U.S. Treasury Obligations — 5.0%
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	10/15/24	4,665	4,721,423
0.250%	07/15/29(h)	4,208	4,377,461
U.S. Treasury Notes
0.500%	03/15/23	11,500	11,572,773

A15

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations (continued)
1.500%	01/15/23	1,700	$ 1,757,508

Total U.S. Treasury Obligations (cost $22,289,222)			22,429,165

Total Long-Term Investments (cost $439,463,401)			428,769,364

	Shares
Short-Term Investments — 4.6%
Affiliated Mutual Funds — 2.4%
PGIM Core Ultra Short Bond Fund(w)	7,173,298	7,173,298
PGIM Institutional Money Market Fund (cost $3,549,436; includes $3,541,191 of cash collateral for securities on loan)(b)(w)	3,551,819	3,546,136

Total Affiliated Mutual Funds (cost $10,722,734)		10,719,434

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 1.8%
BAT International Finance PLC
1.954%	04/01/20		1,300	1,299,894
General Electric Co.
2.265%	04/01/20		1,200	1,199,918
Nissan Motor Acceptance Corp.
2.224%	06/12/20		2,500	2,483,271
The Boeing Company
2.185%	11/18/20		3,000	2,889,026

Total Commercial Paper (cost $7,947,613)				7,872,109
Foreign Treasury Obligation(n) — 0.3%
Mexico Cetes
7.290%	04/02/20	MXN	3,460	1,458,531
(cost $1,789,108)

Options Purchased*~ — 0.1%
(cost $422,995)	564,634

Total Short-Term Investments (cost $20,882,450)	20,614,708

TOTAL INVESTMENTS, BEFORE OPTIONS WRITTEN—100.1% (cost $460,345,851)	449,384,072
Value
Options Written*~ — (0.4)%
(premiums received $925,944)	$ (1,745,273)

TOTAL INVESTMENTS, NET OF OPTIONS WRITTEN—99.7% (cost $459,419,907)	447,638,799

Other assets in excess of liabilities(z) — 0.3%	1,517,696

Net Assets — 100.0%	$ 449,156,495

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
IDR	Indonesian Rupiah
JPY	Japanese Yen
MXN	Mexican Peso
NZD	New Zealand Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ARM	Adjustable Rate Mortgage
CLO	Collateralized Loan Obligation
EMTN	Euro Medium Term Note
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corporation
GMTN	Global Medium Term Note
IO	Interest Only (Principal amount represents notional)
LIBOR	London Interbank Offered Rate
MTN	Medium Term Note
OTC	Over-the-counter
Q	Quarterly payment frequency for swaps
REITs	Real Estate Investment Trust
REMICS	Real Estate Mortgage Investment Conduit Security
S	Semiannual payment frequency for swaps
TIPS	Treasury Inflation-Protected Securities

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $3,524,549; cash collateral of $3,541,191 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at March 31, 2020.

A16

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of March 31, 2020. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(p)	Interest rate not available as of March 31, 2020.
(w)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$133.00	17	17	$ 98,016
10 Year U.S. Treasury Notes Futures	Put	05/22/20	$134.00	14	14	3,938
Total Exchange Traded (cost $31,610)						$101,954

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10- Year Interest Rate Swap, 09/08/32	Call	Bank of America, N.A.	09/03/20	0.95%	0.95%(S)	3 Month LIBOR(Q)		1,645	$ 58,426
10- Year Interest Rate Swap, 02/02/32	Call	Goldman Sachs International	02/28/22	1.21%	1.21%(S)	3 Month LIBOR(Q)		1,530	92,826
10- Year Interest Rate Swap, 02/27/35	Call	Citibank, N.A.	02/25/25	1.49%	1.49%(S)	3 Month LIBOR(Q)		1,010	85,584
10- Year Interest Rate Swap, 01/19/50	Call	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	2.07%(S)	3 Month LIBOR(Q)		780	107,996
2- Year Interest Rate Swap, 06/24/22	Put	JPMorgan Chase Bank, N.A.	06/22/20	0.00%	3 Month LIBOR(Q)	0.00%(S))	EUR	11,290	1,747
2- Year Interest Rate Swap, 06/25/22	Put	Bank of America, N.A.	06/23/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	4,235	660
2- Year Interest Rate Swap, 06/26/22	Put	Bank of America, N.A.	06/24/20	0.00%	3 Month LIBOR(Q)	0.00%(S)	EUR	4,235	663
2- Year Interest Rate Swap, 06/30/22	Put	Bank of America, N.A.	06/26/20	0.00%	6 Month EURIBOR(S)	0.00%(A)	EUR	4,235	667
10- Year Interest Rate Swap, 09/01/30	Put	Bank of America, N.A.	08/27/20	1.24%	3 Month LIBOR(Q)	1.24%(S)		2,190	10,942
10- Year Interest Rate Swap, 03/02/32	Put	Goldman Sachs International	02/28/22	1.21%	3 Month LIBOR(Q)	1.21%(S)		1,530	33,595
10- Year Interest Rate Swap, 02/27/35	Put	Citibank, N.A.	02/25/25	1.49%	3 Month LIBOR(Q)	1.49%(S)		1,010	33,965
A17

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10- Year Interest Rate Swap, 01/19/50	Put	JPMorgan Chase Bank, N.A.	01/17/40	2.07%	3 Month LIBOR(Q)	2.07%(S)	780	$ 35,609
Total OTC Swaptions (cost $391,385)								$462,680
Total Options Purchased (cost $422,995)								$564,634
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts	Notional Amount (000)#	Value
10 Year U.S. Treasury Notes Futures	Call	04/24/20	$134.00	17	17	$(81,547)
(premiums received $10,599)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2- Year Interest Rate Swap, 01/27/23	Call	Bank of America, N.A.	01/25/21	1.45%	3 Month LIBOR(Q)	1.45%(S)		9,720	$ (216,309)
5- Year Interest Rate Swap, 03/02/27	Call	Barclays Bank PLC	02/28/22	1.25%	3 Month LIBOR(Q)	1.25%(S)		2,990	(106,416)
10- Year Interest Rate Swap, 10/27/30	Call	Citibank, N.A.	10/23/20	1.70%	3 Month LIBOR(Q)	1.70%(S)		4,280	(422,152)
10- Year Interest Rate Swap, 10/29/30	Call	Barclays Bank PLC	10/27/20	1.58%	3 Month LIBOR(Q)	1.58%(S)		3,830	(333,339)
10- Year Interest Rate Swap, 01/20/32	Call	JPMorgan Chase Bank, N.A.	01/18/22	1.65%	3 Month LIBOR(Q)	1.65%(S)		3,300	(306,120)
10- Year Interest Rate Swap, 02/01/32	Call	Morgan Stanley & Co. International PLC	01/28/22	1.45%	3 Month LIBOR(Q)	1.45%(S)		1,640	(126,815)
2- Year Interest Rate Swap, 10/06/22	Put	Goldman Sachs International	10/02/20	1.05%	1.05%(S)	3 Month LIBOR(Q)		4,670	(23)
2- Year Interest Rate Swap, 10/06/22	Put	Goldman Sachs International	10/02/20	1.05%	1.05%(S)	3 Month LIBOR(Q)		4,670	(23)
2- Year Interest Rate Swap, 10/07/22	Put	Deutsche Bank AG	10/05/20	1.00%	1.00%(S)	3 Month LIBOR(Q)		4,340	(39)
2- Year Interest Rate Swap, 01/20/23	Put	Bank of America, N.A.	01/18/21	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	24,610	(11,816)
A18

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
2- Year Interest Rate Swap, 01/27/23	Put	Bank of America, N.A.	01/25/21	1.45%	1.45%(S)	3 Month LIBOR(Q)	9,720	$ (44)
5- Year Interest Rate Swap, 03/02/27	Put	Barclays Bank PLC	02/28/22	1.25%	1.25%(S)	3 Month LIBOR(Q)	2,990	(18,702)
10- Year Interest Rate Swap, 10/27/30	Put	Citibank, N.A.	10/23/20	1.70%	1.70%(S)	3 Month LIBOR(Q)	4,280	(8,097)
10- Year Interest Rate Swap, 10/29/30	Put	Barclays Bank PLC	10/27/20	1.58%	1.58%(S)	3 Month LIBOR(Q)	3,830	(10,561)
10- Year Interest Rate Swap, 01/20/32	Put	JPMorgan Chase Bank, N.A.	01/18/22	2.15%	2.15%(S)	3 Month LIBOR(Q)	3,300	(14,175)
10- Year Interest Rate Swap, 02/01/32	Put	Morgan Stanley & Co. International PLC	01/28/22	1.95%	1.95%(S)	3 Month LIBOR(Q)	1,640	(10,281)
10- Year Interest Rate Swap, 02/24/32	Put	Bank of America, N.A.	02/22/22	1.85%	1.85%(S)	3 Month LIBOR(Q)	1,180	(9,207)
10- Year Interest Rate Swap, 02/24/32	Put	Bank of America, N.A.	02/22/22	1.85%	1.85%(S)	3 Month LIBOR(Q)	1,180	(9,207)
10- Year Interest Rate Swap, 03/02/32	Put	Deutsche Bank AG	02/28/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,100	(13,170)
10- Year Interest Rate Swap, 03/07/32	Put	Deutsche Bank AG	03/03/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,100	(13,242)
10- Year Interest Rate Swap, 03/08/32	Put	Deutsche Bank AG	03/04/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,730	(20,851)
10- Year Interest Rate Swap, 03/08/32	Put	Barclays Bank PLC	03/04/22	1.60%	1.60%(S)	3 Month LIBOR(Q)	1,090	(13,137)
Total OTC Swaptions (premiums received $915,345)								$(1,663,726)
Total Options Written (premiums received $925,944)								$(1,745,273)
A19

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Futures contracts outstanding at March 31, 2020:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
836	2 Year U.S. Treasury Notes	Jun. 2020	$184,240,031	$2,072,187
Short Positions:
109	5 Year Euro-Bobl	Jun. 2020	16,254,419	152,948
177	5 Year U.S. Treasury Notes	Jun. 2020	22,188,610	(220,514)
2	10 Year Euro-Bund	Jun. 2020	380,523	5,689
45	10 Year U.S. Treasury Notes	Jun. 2020	6,240,937	(187,656)
51	10 Year U.S. Ultra Treasury Notes	Jun. 2020	7,957,594	(131,572)
1	20 Year U.S. Treasury Bonds	Jun. 2020	179,063	(15,069)
1	30 Year U.S. Ultra Treasury Bonds	Jun. 2020	221,875	(23,649)
64	Euro Schatz Index	Jun. 2020	7,918,998	13,982
				(405,841)
				$1,666,346
Forward foreign currency exchange contracts outstanding at March 31, 2020:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/03/20	BNP Paribas S.A.	GBP	395	$ 490,479	$ 490,648	$ 169	$ —
Canadian Dollar,
Expiring 06/17/20	Bank of America, N.A.	CAD	1,742	1,250,000	1,238,987	—	(11,013)
Expiring 06/17/20	Citibank, N.A.	CAD	1,726	1,240,000	1,227,311	—	(12,689)
Expiring 06/17/20	Citibank, N.A.	CAD	1,672	1,210,000	1,189,258	—	(20,742)
Expiring 06/17/20	JPMorgan Securities LLC	CAD	1,685	1,210,000	1,198,228	—	(11,772)
Euro,
Expiring 04/03/20	Goldman Sachs International	EUR	6,365	7,124,711	7,020,559	—	(104,152)
Expiring 04/03/20	JPMorgan Securities LLC	EUR	1,252	1,382,066	1,380,949	—	(1,117)
Expiring 04/03/20	UBS AG	EUR	33,453	36,908,695	36,898,468	—	(10,227)
Expiring 05/05/20	Barclays Bank PLC	EUR	2,956	3,262,394	3,264,783	2,389	—
Japanese Yen,
Expiring 06/17/20	UBS AG	JPY	131,298	1,250,000	1,225,149	—	(24,851)
				$55,328,345	$55,134,340	2,558	(196,563)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
British Pound,
Expiring 04/03/20	Citibank, N.A.	GBP	320	$ 413,148	$ 397,487	$ 15,661	$ —
Expiring 04/03/20	Standard Chartered PLC	GBP	75	96,687	93,161	3,526	—
Expiring 05/05/20	BNP Paribas S.A.	GBP	395	490,869	491,009	—	(140)
Canadian Dollar,
Expiring 06/17/20	Bank of America, N.A.	CAD	3,369	2,420,000	2,395,794	24,206	—
Expiring 06/17/20	HSBC Bank PLC	CAD	1,732	1,250,000	1,231,495	18,505	—
Expiring 06/17/20	RBC Capital Markets LLC	CAD	1,721	1,240,000	1,223,458	16,542	—
Euro,
Expiring 04/03/20	JPMorgan Securities LLC	EUR	279	312,350	307,736	4,614	—
Expiring 04/03/20	JPMorgan Securities LLC	EUR	64	69,650	70,591	—	(941)
Expiring 04/03/20	Morgan Stanley & Co LLC	EUR	80	91,139	88,240	2,899	—
Expiring 04/03/20	Standard Chartered PLC	EUR	9,223	10,317,185	10,172,916	144,269	—
Expiring 04/03/20	Standard Chartered PLC	EUR	38	41,263	41,913	—	(650)
A20

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Forward foreign currency exchange contracts outstanding at March 31, 2020 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro (cont’d.),
Expiring 04/03/20	UBS AG	EUR	32,032	$35,219,024	$35,331,113	$ —	$(112,089)
Expiring 05/05/20	Bank of America, N.A.	EUR	680	758,774	751,033	7,741	—
Expiring 05/05/20	UBS AG	EUR	33,453	36,959,042	36,947,494	11,548	—
Japanese Yen,
Expiring 06/17/20	JPMorgan Securities LLC	JPY	130,905	1,250,000	1,221,488	28,512	—
Mexican Peso,
Expiring 04/02/20	Royal Bank of Scotland PLC	MXN	33,819	1,723,619	1,424,980	298,639	—
Expiring 04/02/20	Royal Bank of Scotland PLC	MXN	781	39,778	32,896	6,882	—
				$92,692,528	$92,222,804	583,544	(113,820)
						$586,102	$(310,383)
Cross currency exchange contracts outstanding at March 31, 2020:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
06/17/20	Buy	JPY	137,183	NZD	2,060	$51,589	$ —	Morgan Stanley & Co. LLC
06/17/20	Buy	NZD	2,060	JPY	132,664	—	(9,425)	JPMorgan Securities LLC
						$51,589	$(9,425)
Credit default swap agreements outstanding at March 31, 2020:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Allstate Corp. (The)	06/20/24	1.000%(Q)	500	$(18,661)	$(18,467)	$ (194)	Morgan Stanley & Co. International PLC
Broadcom, Inc.	12/20/24	1.000%(Q)	100	(2,046)	3,224	(5,270)	JPMorgan Chase Bank, N.A.
Lowes Co., Inc.	06/20/24	1.000%(Q)	500	(12,770)	(13,866)	1,096	Morgan Stanley & Co. International PLC
Northrop Grumman Corp.	06/20/24	1.000%(Q)	500	(16,924)	(17,955)	1,031	Morgan Stanley & Co. International PLC
Pfizer, Inc.	06/20/24	1.000%(Q)	500	(16,194)	(16,739)	545	Morgan Stanley & Co. International PLC
TWDC Enterprises 18 Corp.	06/20/24	1.000%(Q)	500	(10,253)	(20,145)	9,892	BNP Paribas S.A.
				$(76,848)	$(83,948)	$ 7,100

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Boeing Co.	12/20/20	1.000%(Q)	1,800	4.518%	$(44,381)	$ 10,816	$ (55,197)	BNP Paribas S.A.
Broadcom, Inc.	06/20/24	1.000%(Q)	1,185	0.530%	23,692	(86,273)	109,965	Citibank, N.A.
International Business Machines Corp.	06/20/24	1.000%(Q)	1,300	0.385%	33,948	34,666	(718)	JPMorgan Chase Bank, N.A.
A21

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Credit default swap agreements outstanding at March 31, 2020 (continued):
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2)(cont’d.):
International Business Machines Corp.	12/20/24	1.000%(Q)	330	0.442%	$ 8,735	$ 9,661	$ (926)	BNP Paribas S.A.
International Business Machines Corp.	12/20/24	1.000%(Q)	330	0.442%	8,734	10,414	(1,680)	Goldman Sachs International
International Business Machines Corp.	12/20/24	1.000%(Q)	279	0.442%	7,380	7,899	(519)	BNP Paribas S.A.
International Business Machines Corp.	12/20/24	1.000%(Q)	275	0.442%	7,279	7,532	(253)	BNP Paribas S.A.
International Business Machines Corp.	12/20/24	1.000%(Q)	140	0.442%	3,697	4,191	(494)	Morgan Stanley & Co. International PLC
Verizion Communcations Inc.	12/20/24	1.000%(Q)	500	1.114%	(2,438)	10,440	(12,878)	BNP Paribas S.A.
					$ 46,646	$ 9,346	$ 37,300

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at March 31, 2020(4)	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.HY.34.V1	06/20/25	5.000%(Q)	12,350	6.548%	$(573,876)	$(767,283)	$(193,407)
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
A22

AST BLACKROCK LOW DURATION BOND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of March 31, 2020 (unaudited)
Interest rate swap agreements outstanding at March 31, 2020:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at March 31, 2020	Unrealized Appreciaton (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
EUR	280	03/23/22	(0.298)%(A)	6 Month EURIBOR(1)(S)	$ —	$ (236)	$ (236)
EUR	980	06/24/22	(0.250)%(A)	6 Month EURIBOR(2)(S)	—	3,307	3,307
EUR	368	06/25/22	(0.290)%(A)	6 Month EURIBOR(2)(S)	—	265	265
EUR	368	06/26/22	(0.280)%(A)	6 Month EURIBOR(2)(S)	—	346	346
EUR	367	06/30/22	(0.275)%(A)	6 Month EURIBOR(2)(S)	—	386	386
EUR	1,880	03/24/23	(0.180)%(A)	6 Month EURIBOR(1)(S)	—	(5,119)	(5,119)
EUR	1,890	03/24/23	(0.175)%(A)	6 Month EURIBOR(1)(S)	—	(5,358)	(5,358)
EUR	1,890	03/24/23	(0.169)%(A)	6 Month EURIBOR(1)(S)	—	(5,620)	(5,620)
	21,755	05/31/20	1.622%(S)	6 Month LIBOR(2)(Q)	—	88,019	88,019
	600	03/06/22	0.679%(S)	3 Month LIBOR(2)(Q)	—	2,814	2,814
	455	09/11/22	0.436%(S)	3 Month LIBOR(2)(Q)	—	1,047	1,047
	423	09/11/22	0.438%(S)	3 Month LIBOR(2)(Q)	—	986	986
	422	09/11/22	0.462%(S)	3 Month LIBOR(2)(Q)	—	1,187	1,187
	650	09/11/22	0.508%(S)	3 Month LIBOR(2)(Q)	—	2,426	2,426
	1,500	09/28/22	0.383%(S)	3 Month LIBOR(2)(Q)	—	1,945	1,945
	2,340	09/29/22	0.345%(S)	3 Month LIBOR(2)(Q)	—	1,539	1,539
	540	09/29/22	0.356%(S)	3 Month LIBOR(2)(Q)	—	361	361
	1,030	09/29/22	0.428%(S)	3 Month LIBOR(2)(Q)	—	2,179	2,179
	1,320	03/01/23	1.051%(S)	3 Month LIBOR(2)(Q)	—	18,711	18,711
	1,320	03/01/23	1.055%(S)	3 Month LIBOR(2)(Q)	—	18,816	18,816
	1,320	03/01/23	1.067%(S)	3 Month LIBOR(2)(Q)	—	19,119	19,119
	5,290	03/01/23	1.095%(S)	3 Month LIBOR(2)(Q)	—	79,630	79,630
	1,315	03/02/23	0.878%(S)	3 Month LIBOR(2)(Q)	—	14,082	14,082
	2,630	03/02/23	0.878%(S)	3 Month LIBOR(2)(Q)	—	28,190	28,190
	1,315	03/02/23	0.904%(S)	3 Month LIBOR(2)(Q)	—	14,777	14,777
	2,340	03/22/23	0.612%(S)	3 Month LIBOR(1)(Q)	—	(12,432)	(12,432)
	280	01/31/30	1.560%(S)	3 Month LIBOR(2)(Q)	—	22,978	22,978
	280	02/03/30	1.511%(S)	3 Month LIBOR(2)(Q)	—	21,637	21,637
	280	02/03/30	1.523%(S)	3 Month LIBOR(2)(Q)	—	21,968	21,968
	280	02/03/30	1.525%(S)	3 Month LIBOR(2)(Q)	—	22,009	22,009
	280	02/11/30	1.584%(S)	3 Month LIBOR(2)(Q)	—	23,694	23,694
	198	02/12/30	1.538%(S)	3 Month LIBOR(2)(Q)	—	15,829	15,829
	550	02/25/30	1.432%(S)	3 Month LIBOR(2)(Q)	—	38,501	38,501
	545	02/26/30	1.319%(S)	3 Month LIBOR(2)(Q)	—	32,125	32,125
	1,090	02/27/30	1.313%(S)	3 Month LIBOR(1)(Q)	—	(63,596)	(63,596)
	540	03/02/30	1.239%(S)	3 Month LIBOR(2)(Q)	—	27,742	27,742
	330	03/02/30	1.243%(S)	3 Month LIBOR(2)(Q)	—	17,067	17,067
	620	03/11/30	0.501%(S)	3 Month LIBOR(2)(Q)	—	(11,828)	(11,828)
	860	03/25/30	0.706%(S)	3 Month LIBOR(2)(Q)	—	105	105
	280	04/15/30	0.733%(S)	3 Month LIBOR(2)(Q)	—	693	693
	350	05/04/30	0.619%(S)	3 Month LIBOR(2)(Q)	—	(2,957)	(2,957)
	735	09/08/30	1.020%(S)	3 Month LIBOR(2)(Q)	—	22,450	22,450
	290	03/08/32	1.050%(S)	3 Month LIBOR(1)(Q)	—	(6,713)	(6,713)
	290	03/08/32	1.050%(S)	3 Month LIBOR(2)(Q)	(612)	6,713	7,325
	490	03/08/32	1.110%(S)	3 Month LIBOR(1)(Q)	—	(14,205)	(14,205)
	90	03/20/50	1.000%(S)	3 Month LIBOR(1)(Q)	—	(2,682)	(2,682)
					$(612)	$442,897	$443,509

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A23